Mid Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.6%)
Cable One, Inc.	13,211	8,133
Pinterest, Inc. *	18,278	494
Roku, Inc. *	95,965	6,774

Total		15,401

Consumer Discretionary (11.3%)
BorgWarner, Inc.	117,729	4,753
CarMax, Inc. *	168,409	11,912
Chewy, Inc. *	416,499	7,605
Choice Hotels International, Inc.	117,202	14,358
Deckers Outdoor Corp. *	23,373	12,016
DraftKings, Inc. *	371,375	10,933
Floor & Decor Holdings, Inc. *	36,791	3,330
Hyatt Hotels Corp. - Class A	88,093	9,345
NVR, Inc. *	3,566	21,265
Visteon Corp. *	87,758	12,117
YETI Holdings, Inc. *	74,684	3,601

Total		111,235

Consumer Staples (1.7%)
BJ’s Wholesale Club Holdings, Inc. *	108,817	7,766
Post Holdings, Inc. *	98,802	8,471

Total		16,237

Energy (5.5%)
Coterra Energy, Inc.	360,087	9,741
Marathon Oil Corp.	516,080	13,805
Ovintiv, Inc.	261,180	12,424
Targa Resources Corp.	213,845	18,331

Total		54,301

Financials (11.8%)
Credit Acceptance Corp. *	34,981	16,095
Hamilton Lane, Inc.	75,271	6,808
Host Hotels & Resorts, Inc.	262,059	4,211
M&T Bank Corp.	39,173	4,953
Markel Corp. *	12,929	19,038
Nuvei Corp.	575,090	8,626
Shift4 Payments, Inc. *	311,926	17,271
Tradeweb Markets, Inc.	141,590	11,356
W.R. Berkley Corp.	75,960	4,823
WEX, Inc. *	103,968	19,555
White Mountains Insurance Group, Ltd.	2,533	3,789

Total		116,525

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Health Care (22.1%)
Acadia Healthcare Co., Inc. *	112,919	7,939
Agilon Health, Inc. *	724,164	12,861
Alnylam Pharmaceuticals, Inc. *	51,361	9,096
Apellis Pharmaceuticals, Inc. *	358,937	13,654
Bio-Techne Corp.	181,073	12,326
Exact Sciences Corp. *	233,483	15,928
ICON PLC *	46,817	11,529
Inari Medical, Inc. *	296,820	19,412
Jazz Pharmaceuticals PLC *	97,763	12,654
Molina Healthcare, Inc. *	30,778	10,092
Neurocrine Biosciences, Inc. *	109,353	12,302
PTC Therapeutics, Inc. *	330,940	7,416
Repligen Corp. *	77,212	12,278
Sarepta Therapeutics, Inc. *	89,685	10,872
Shockwave Medical, Inc. *	56,519	11,253
Ultragenyx Pharmaceutical, Inc. *	220,588	7,864
United Therapeutics Corp. *	65,368	14,765
Veeva Systems, Inc. - Class A *	75,946	15,451

Total		217,692

Industrials (21.8%)
AMERCO	218,824	11,464
Axon Enterprise, Inc. *	74,352	14,795
Builders FirstSource, Inc. *	79,460	9,892
Ceridian HCM Holding, Inc. *	141,015	9,568
Expeditors International of Washington, Inc.	108,781	12,470
Fortive Corp.	155,897	11,561
Genpact, Ltd.	416,914	15,092
Graco, Inc.	151,061	11,009
IDEX Corp.	55,649	11,576
Ingersoll-Rand, Inc.	215,387	13,725
J.B. Hunt Transport Services, Inc.	63,029	11,882
Knight-Swift Transportation Holdings, Inc.	178,273	8,941

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Lennox International, Inc.	55,055	20,615
Lincoln Electric Holdings, Inc.	55,973	10,175
The Middleby Corp. *	39,422	5,046
Robert Half International, Inc.	77,461	5,676
TransUnion	62,025	4,453
Watsco, Inc.	32,908	12,430
Westinghouse Air Brake Technologies Corp.	129,495	13,762

Total		214,132

Information Technology (19.7%)
ANSYS, Inc. *	42,681	12,700
CDW Corp.	39,212	7,911
Datadog, Inc. - Class A *	193,287	17,607
Dynatrace, Inc. *	365,340	17,072
F5, Inc. *	31,701	5,108
Fair Isaac Corp. *	20,048	17,412
First Solar, Inc. *	65,493	10,583
Flex, Ltd. *	184,738	4,984
HubSpot, Inc. *	34,440	16,962
Informatica, Inc. *	569,185	11,993
Lattice Semiconductor Corp. *	2,297	197
MKS Instruments, Inc.	98,903	8,559
MongoDB, Inc. *	48,988	16,943
Monolithic Power Systems, Inc.	21,562	9,962
Onto Innovation, Inc. *	32,550	4,151
Rambus, Inc. *	3,538	197
Silicon Laboratories, Inc. *	54,240	6,286
Splunk, Inc. *	93,698	13,703
VeriSign, Inc. *	58,843	11,918

Total		194,248

Materials (3.1%)
Ball Corp.	86,050	4,284
Celanese Corp.	38,737	4,862
Element Solutions, Inc.	404,759	7,937
Graphic Packaging Holding Co.	229,520	5,114
Silgan Holdings, Inc.	181,403	7,820

Total		30,017

Real Estate (0.4%)
Rexford Industrial Realty, Inc.	85,584	4,224

Total		4,224

Mid Cap Growth Stock Portfolio

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Utilities (0.9%)
Atmos Energy Corp.	41,294	4,374
NiSource, Inc.	161,101	3,976

Total		8,350

Total Common Stocks (Cost: $926,190)		982,362

Total Investments (99.9%) (Cost: $926,190)@		982,362

Other Assets, Less Liabilities (0.1%)		1,340

Net Assets (100.0%)		983,702

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $926,190 and the net unrealized appreciation of investments based on that cost was $56,172 which is comprised of $141,302 aggregate gross unrealized appreciation and $85,130 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

Common Stocks	$982,362	$—	$—

Total Assets:	$982,362	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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